Stock Options - Stock option activity (Details) - $ / shares	3 Months Ended	7 Months Ended	8 Months Ended	12 Months Ended
	Mar. 31, 2020	Jul. 31, 2019	Aug. 31, 2019	Dec. 31, 2019
Stock option Activity
Options outstanding, shares	315,938
Options outstanding, shares	315,938			315,938
Weighted average exercise price
Options outstanding, weighted average exercise price	$ 2.83
Options outstanding, weighted average exercise price	$ 2.84			$ 2.83
Stock option [Member]
Stock option Activity
Options outstanding, shares	315,938
Granted				315,938
Forfeited/cancelled
Exercised		95,313	150,000
Options outstanding, shares	315,938			315,938
Weighted average exercise price
Options outstanding, weighted average exercise price	$ 2.84
Granted				2.84
Forfeited/cancelled
Exercised
Options outstanding, weighted average exercise price	$ 2.84			$ 2.84